Categories of Loan (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts Notes And Loans Receivable [Line Items]
Commercial loans	$ 52,286	$ 55,136
Commercial real estate	158,314	144,972
Residential real estate	83,870	82,832
Installment loans	21,284	26,562
Total gross loans	315,754	309,502
Less allowance for loan losses	(2,400)	(2,894)	(2,708)
Total loans	$ 313,354	$ 306,608